Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Translation risk - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 41,381	€ 40,859	€ 40,708
Reported EBITDA	11,977	11,863	11,601
Operating income	4,829	€ 4,778	€ 3,917
Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	41,381
Reported EBITDA	11,977
Operating income	€ 4,829
Increase in euro interest rates (as a percent)	10.00%
Euro Member Countries, Euro | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	€ 31,949
Reported EBITDA	9,138
Operating income	€ 3,684
Increase in euro interest rates (as a percent)	10.00%
Revenues. appreciation	€ (858)
Reported EBITDA, appreciation	(258)
Operating income, appreciation	€ (104)
Decrease in euro interest rates (as a percent)	10.00%
Revenues. depreciation	€ 1,048
Reported EBITDA, depreciation	316
Operating income, depreciation	127
United States of America, Dollars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	1,125
Reported EBITDA	4
Operating income	(45)
United Kingdom, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	176
Reported EBITDA	42
Operating income	39
Poland, Zlotych | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	2,574
Reported EBITDA	677
Operating income	81
Egypt, Pounds | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	654
Reported EBITDA	211
Operating income	75
Jordan, Dinars | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	384
Reported EBITDA	137
Operating income	0
Morocco, Dirhams | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	533
Reported EBITDA	198
Operating income	66
Other currencies [member] | Translation risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Revenue	3,986
Reported EBITDA	1,570
Operating income	€ 929